Provisions for other liabilities and charges	12 Months Ended
Dec. 31, 2023
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Provisions for other liabilities and charges
23. Provisions for other liabilities and charges

All figures in £ millions	Property	Legal and other	Total
At 1 January 2023	22	77	99

Exchange differences	–	(4)	(4)

Provisions made during the year	6	12	18

Provisions reversed during the year	(4)	(9)	(13)

Provisions used during the year	–	(60)	(60)

At 31 December 2023	24	16	40
Analysis of provisions:

			2023

All figures in £ millions	Property	Legal and other	Total
Current	11	14	25

Non-current	13	2	15

	24	16	40

			2022
Current	9	76	85

Non-current	13	1	14

	22	77	99
Property provisions made in 2023 and 2022 relate to the simplification of the Group’s property portfolio (see note 4) and dilapidations.
Legal and other includes legal claims, contract disputes and potential contract losses with the provisions utilised as the cases are settled. Also included in legal and other are other restructuring provisions that are generally utilised within one year.
The year on year decrease in provisions is mainly due to the utilisation of restructuring provisions in the year.